Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

5.  Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets of $1,356,895 and $665,395 at March 31, 2023 and December 31, 2022, respectively, consisted primarily of prepaid insurance premiums and amounts paid to suppliers and vendors for inventories and retainers for engineering, product development, testing and other services to be performed.

4.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist primarily of prepaid insurance premiums and amounts paid to suppliers and vendors for inventories and retainers for engineering, product development, testing and other services to be performed. Prepaid expenses and other current assets were $665,395 and $1,124,998 at December 31, 2022 and December 31, 2021, respectively.